Label	Element	Value
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 2,827,000,000
Retained Earnings [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	(3,593,000,000)
AOCI Attributable to Parent [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 27,000,000
Common Stock [Member]
Cancellation Of Predecessor Equity, Shares	sdrl_CancellationOfPredecessorEquityShares	1,008,000,000
Additional Paid-in Capital [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 3,322,000,000
Parent [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	2,720,000,000
Noncontrolling Interest [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	107,000,000
Other Additional Capital [Member]
Cancellation Of Predecessor Equity	sdrl_CancellationOfPredecessorEquity	$ 1,956,000,000